Short-Term Investments	12 Months Ended
Dec. 31, 2011
Short-Term Investments [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments at December 31, 2011 included SouthGobi's balance of $nil (December 31, 2010—$17.5 million) and Ivanhoe Australia's balance of $nil (December 31, 2010—$80.8 million), which were not available for the Company's general corporate purposes.